SEGMENT REPORTING (Notes)	12 Months Ended
Jan. 30, 2016
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
NOTE 11 – SEGMENT REPORTING
The Company operates a chain of more than 13,800 discount retail stores in 48 states and five Canadian provinces. The Company's operations are conducted in two reporting business segments: Dollar Tree and Family Dollar. The Company defines its segments as those operations whose results its chief operating decision maker ("CODM") regularly reviews to analyze performance and allocate resources. The results of operations of Family Dollar are included in the Company's results of operations beginning on July 6, 2015.
The Dollar Tree segment is the leading operator of discount variety stores offering merchandise at the fixed price of $1.00. The Dollar Tree segment includes the Company's operations under the "Dollar Tree," "Dollar Tree Canada," "Deals" and "Dollar Tree Deals" brands, ten distribution centers in the United States, two distribution centers in Canada and a Store Support Center in Chesapeake, Virginia.
The Family Dollar segment operates a chain of general merchandise discount retail stores providing consumers with a selection of competitively priced merchandise in convenient neighborhood stores. The Family Dollar segment consists of the Company's operations under the "Family Dollar" brand, eleven distribution centers and a Store Support Center in Matthews, North Carolina.
The Company measures the results of its segments using, among other measures, each segment's net sales, gross profit and operating income (loss). The Company may revise the measurement of each segment's operating income (loss), including the allocation of distribution center and Store Support Center costs, as determined by the information regularly reviewed by the CODM. When the measurement of a segment changes, previous period amounts and balances are reclassified to be comparable to the current period's presentation.
Net sales by segment are as follows:

	Year Ended
	January 30,	January 31,	February 1,
(in millions)	2016	2015	2014
Net sales:
Dollar Tree	$9,336.4	$8,602.2	$7,840.3
Family Dollar	6,162.0	—	—
Total net sales	$15,498.4	$8,602.2	$7,840.3
Gross profit by segment is as follows:

	Year Ended
	January 30,	January 31,	February 1,
(in millions)	2016	2015	2014
Gross profit:
Dollar Tree	$3,249.3	$3,034.0	$2,789.8
Family Dollar	1,407.4	—	—
Total gross profit	$4,656.7	$3,034.0	$2,789.8
Depreciation and amortization expense by segment is as follows:

	Year Ended
	January 30,	January 31,	February 1,
(in millions)	2016	2015	2014
Depreciation and amortization expense:
Dollar Tree	$223.4	$206.0	$190.7
Family Dollar	264.3	—	—
Total depreciation and amortization expense	$487.7	$206.0	$190.7
Operating income (loss) by segment is as follows:

	Year Ended
	January 30,	January 31,	February 1,
(in millions)	2016	2015	2014
Operating income (loss):
Dollar Tree	$1,080.5	$1,040.2	$970.3
Family Dollar	(30.8)	—	—
Total operating income	$1,049.7	$1,040.2	$970.3
Total assets by segment are as follows:

	As of
	January 30,	January 31,
(in millions)	2016	2015
Total assets:
Dollar Tree	$3,472.0	$3,492.7
Family Dollar	12,429.2	—
Total assets	$15,901.2	$3,492.7
Total goodwill by segment is as follows:

	As of
	January 30,	January 31,
(in millions)	2016	2015
Total goodwill:
Dollar Tree	$283.6	$164.6
Family Dollar	4,738.1	—
Total goodwill	$5,021.7	$164.6

Goodwill is reassigned between segments when stores are rebannered between segments. During 2015, the Company reassigned $121.8 million of Goodwill from Family Dollar to Dollar Tree as a result of rebannering.